Subsequent Events - Additional Information (Details) - Four Seasons Online Education Inc. - Subsequent Event - Fuxi Network - USD ($) $ in Thousands	1 Months Ended		2 Months Ended
	Apr. 30, 2020	Mar. 31, 2020	Apr. 30, 2020
Series B Preferred Shares
Subsequent Event [Line Items]
Business acquisition, number of preferred shares purchased		2,564,103
Series B-2 Preferred Shares
Subsequent Event [Line Items]
Business acquisition, number of preferred shares purchased	1,923,077
Series B and Series B-2 Preferred Shares
Subsequent Event [Line Items]
Business acquisition, consideration transferred in cash			$ 5,833